Financial Instruments and Risk Management (Market risk - Sensitivity Analysis Non-derivative Financial Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Euro/ US Dollar [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (54)	$ (82)
US Dollar/Israeli Shekel [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	73	70
US Dollar/British Pound [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)	2
US Dollar/Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0	31
US Dollar/Chinese Yuan Renminbi [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 0	$ 21